Quarterly Holdings Report
for
Fidelity® Sustainable Core Plus Bond Fund
May 31, 2025
SCB-NPRT3-0725
1.9904883.103
Asset-Backed Securities - 6.9%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.2%
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	250,000	249,730
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 7/18/2037 (b)(c)(d)	250,000	250,494
TOTAL BAILIWICK OF JERSEY		500,224
GRAND CAYMAN (UK OVERSEAS TER) - 4.5%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6198% 7/17/2037 (b)(c)(d)	250,000	250,024
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.7605% 4/16/2037 (b)(c)(d)	250,000	250,733
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5734% 4/25/2034 (b)(c)(d)	250,000	250,144
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.5811% 4/20/2034 (b)(c)(d)	200,000	200,186
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.8061% 4/15/2037 (b)(c)(d)	250,000	250,540
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6111% 4/20/2033 (b)(c)(d)	470,481	470,654
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0695% 1/20/2037 (b)(c)(d)	250,000	251,022
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,923,303
MULTI-NATIONAL - 0.4%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)	150,000	149,582
UNITED STATES - 0.8%
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	250,000	249,860
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)	97,000	94,102
TOTAL UNITED STATES		343,962
TOTAL ASSET-BACKED SECURITIES (Cost $2,903,416)		2,917,071

Bank Loan Obligations - 0.7%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/22/2030 (b)(d)(e)(f)	5,000	4,938
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (b)(d)(f)	8,977	8,246
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (b)(d)(f)	997	888
TOTAL FRANCE		9,134
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 8/30/2028 (b)(d)(f)	6,464	4,751
UNITED STATES - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 10.0451% 10/3/2031 (b)(d)(f)	1,008	763
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(d)(e)(f)	6,724	6,184
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(d)(e)(f)	5,276	4,853
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/15/2030 (b)(d)(f)	1,995	1,973
		13,773
Media - 0.0%
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8287% 1/18/2028 (b)(d)(f)	1,995	1,967
TOTAL COMMUNICATION SERVICES		15,740

Consumer Discretionary - 0.3%
Broadline Retail - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8992% 6/18/2029 (b)(d)(f)	5,968	5,655
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (b)(d)(f)	18,840	16,042
Hotels, Restaurants & Leisure - 0.2%
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/2/2029 (b)(d)(f)	9,982	9,695
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 1/28/2032 (b)(d)(f)	5,000	4,955
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0297% 10/31/2031 (b)(d)(f)	4,000	3,704
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5608% 6/1/2028 (b)(d)(f)	6,982	6,786
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (b)(d)(f)	17,834	17,130
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2026 (b)(d)(f)	995	962
		43,232
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 6/29/2028 (b)(d)(f)	7,997	7,033
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/30/2027 (b)(d)(f)	5,000	4,971
		12,004
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1752% 6/6/2031 (b)(d)(f)	2,950	2,641
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0259% 9/4/2029 (b)(d)(f)	9,937	8,871
		11,512
TOTAL CONSUMER DISCRETIONARY		88,445

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4685% 8/2/2028 (b)(d)(f)	4,036	3,733
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (b)(d)(f)	1,176	1,088
		4,821
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (b)(d)(f)	30,000	16,233
Financials - 0.0%
Financial Services - 0.0%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/30/2032 (b)(d)(e)(f)	5,000	4,950
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (b)(d)(f)	4,000	3,961
		8,911
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/31/2028 (b)(d)(f)	5,000	4,819
TOTAL FINANCIALS		13,730

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7992% 6/28/2029 (b)(d)(f)	1,673	1,480
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 9/24/2031 (b)(d)(f)	3,000	2,936
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 7/1/2031 (b)(d)(f)	4,963	3,330
Owens & Minor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 4/2/2030 (b)(d)(e)(f)	5,000	4,963
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.0914% 1/31/2029 (b)(d)(f)	8,034	7,958
		20,667
Industrials - 0.0%
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/29/2029 (b)(d)(f)	2,000	1,800
Commercial Services & Supplies - 0.0%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (b)(d)(f)	6,962	5,787
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (b)(d)(f)	7,972	7,442
		13,229
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 12/29/2028 (b)(d)(f)	972	897
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.791% 1/31/2028 (b)(d)(f)	2,997	2,900
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2798% 1/29/2031 (b)(d)(f)	997	935
		3,835
TOTAL INDUSTRIALS		19,761

Information Technology - 0.2%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 12/17/2029 (b)(d)(f)	5,000	5,043
IT Services - 0.0%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0177% 2/12/2029 (b)(d)(f)	1,000	806
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (b)(d)(f)	6,972	6,532
		7,338
Software - 0.2%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1768% 12/10/2029 (b)(d)(f)	1,411	1,398
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/16/2026 (b)(d)(f)	20,958	20,660
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3268% 2/19/2029 (b)(d)(f)	7,000	6,038
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.4576% 10/9/2032 (b)(d)(f)	5,000	4,872
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (b)(d)(f)	5,987	5,794
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4327% 6/4/2029 (b)(d)(f)	4,000	3,844
		42,606
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (b)(d)(f)	12,000	11,820
TOTAL INFORMATION TECHNOLOGY		66,807

Materials - 0.1%
Chemicals - 0.1%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5943% 6/9/2028 (b)(d)(f)	987	809
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 2% 6/9/2028 (b)(d)(f)(g)	233	232
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.5943% 6/9/2028 (b)(d)(f)	368	368
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (b)(d)(f)	6,978	6,619
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3252% 3/15/2029 (b)(d)(f)	7,000	6,949
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8643% 3/15/2030 (b)(d)(f)	706	678
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (b)(d)(f)	8,632	8,255
		23,910
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 4/23/2029 (b)(d)(e)(f)	6,000	5,269
TOTAL MATERIALS		29,179

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7992% 3/29/2030 (b)(d)(f)	8,992	8,879
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1913% 3/24/2028 (b)(d)(f)	13,952	13,834
		22,713
TOTAL UNITED STATES		298,096
TOTAL BANK LOAN OBLIGATIONS (Cost $328,199)		316,919

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	75,000	74,438
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 5.0935% 8/15/2036 (b)(c)(d)	250,000	238,771
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (c)	100,000	103,233
TOTAL UNITED STATES		416,442
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $420,154)		416,442

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc	343	854
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (h)(i)	268	3,385
Cano Health LLC warrants (h)(i)	29	130
		3,515
Industrials - 0.0%
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	49	294
Spirit Aviation Holdings Inc	37	221
		515
TOTAL UNITED STATES		4,884
TOTAL COMMON STOCKS (Cost $16,076)		4,884

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	13,145	12,616
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc 1.25% 6/1/2030	5,000	4,570
ON Semiconductor Corp 0% 5/1/2027 (j)	5,000	5,394
Wolfspeed Inc 1.875% 12/1/2029	21,000	3,780
		13,744
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (c)(j)	9,000	8,370
Core Scientific Inc 3% 9/1/2029 (c)	1,000	1,275
		9,645
TOTAL INFORMATION TECHNOLOGY		23,389

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	9,000	8,501
Redfin Corp 0.5% 4/1/2027	14,000	12,443
		20,944
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	4,000	4,150
TOTAL UNITED STATES		61,099
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $65,889)		61,099

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (i) (Cost $6,791)	282	6,791

Foreign Government and Government Agency Obligations - 0.8%
		Principal Amount (a)	Value ($)
GERMANY - 0.0%
German Federal Republic 0% 8/15/2031 (k)	EUR	20,000	19,881
MEXICO - 0.6%
United Mexican States 3.5% 2/12/2034		250,000	205,375
UNITED KINGDOM - 0.2%
United Kingdom of Great Britain and Northern Ireland 0.875% 7/31/2033 (k)	GBP	30,000	30,558
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (k)	GBP	29,000	38,954
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (k)	GBP	20,000	26,240
TOTAL UNITED KINGDOM			95,752
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $314,239)			321,008

Non-Convertible Corporate Bonds - 37.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Mineral Resources Ltd 8% 11/1/2027 (c)		8,000	7,992
Mineral Resources Ltd 8.125% 5/1/2027 (c)		7,000	7,005
Mineral Resources Ltd 8.5% 5/1/2030 (c)		31,000	30,706

TOTAL AUSTRALIA			45,703
CANADA - 0.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
TELUS Corp 3.4% 5/13/2032		130,000	116,078
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (b)		2,000	2,016
Rogers Communications Inc 7.125% 4/15/2055 (b)		2,000	2,002
			4,018
TOTAL COMMUNICATION SERVICES			120,096

Consumer Discretionary - 0.1%
Automobiles - 0.0%
New Flyer Holdings Inc 0% 7/1/2030 (c)(l)		5,000	5,000
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (c)		14,000	14,081
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)		4,000	4,079
			18,160
TOTAL CONSUMER DISCRETIONARY			23,160

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (c)		150,000	98,962
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6% 2/15/2028 (c)		24,000	23,984
Bombardier Inc 6.75% 6/15/2033 (c)		5,000	5,070
Bombardier Inc 7% 6/1/2032 (c)		7,000	7,159
Bombardier Inc 7.25% 7/1/2031 (c)		7,000	7,219
			43,432
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (c)		22,000	20,476
Open Text Corp 3.875% 2/15/2028 (c)		13,000	12,453
Open Text Holdings Inc 4.125% 12/1/2031 (c)		8,000	7,248
Open Text Holdings Inc 4.125% 2/15/2030 (c)		7,000	6,535
			46,712
Materials - 0.1%
Chemicals - 0.0%
NOVA Chemicals Corp 4.25% 5/15/2029 (c)		4,000	3,824
NOVA Chemicals Corp 7% 12/1/2031 (c)		7,000	7,321
NOVA Chemicals Corp 9% 2/15/2030 (c)		7,000	7,536
			18,681
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (c)		10,000	9,943
Metals & Mining - 0.1%
Capstone Copper Corp 6.75% 3/31/2033 (c)		5,000	4,999
Hudbay Minerals Inc 4.5% 4/1/2026 (c)		7,000	6,938
Hudbay Minerals Inc 6.125% 4/1/2029 (c)		7,000	7,018
			18,955
TOTAL MATERIALS			47,579

TOTAL CANADA			379,941
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (c)		13,000	12,395
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (c)		5,000	5,003
TOTAL CHILE			17,398
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (c)		14,000	6,412
Gran Tierra Energy Inc 9.5% 10/15/2029 (c)		6,000	4,200
			10,612
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (c)		8,000	6,918
TOTAL COLOMBIA			17,530
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (c)		5,000	4,868
FINLAND - 0.6%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (c)		12,000	12,477
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp 3.625% 3/15/2034 (k)	EUR	100,000	114,997
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Citycon Treasury BV 5% 3/11/2030 (k)	EUR	100,000	115,324
TOTAL FINLAND			242,798
FRANCE - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 7/15/2029 (c)		36,000	30,378
Altice France SA 5.5% 1/15/2028 (c)		5,000	4,304
Iliad Holding SASU 8.5% 4/15/2031 (c)		17,000	17,906
			52,588
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (c)		27,000	28,169
Viridien 10% 10/15/2030 (c)		6,000	5,662
			33,831
Financials - 0.8%
Banks - 0.8%
BNP Paribas SA 4.042% 1/10/2032 (b)(k)	EUR	100,000	117,558
Societe Generale SA 5.5% 4/13/2029 (b)(c)		200,000	202,419
			319,977
TOTAL FRANCE			406,396
GERMANY - 0.8%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (c)		5,000	4,748
Financials - 0.3%
Financial Services - 0.3%
KfW 2.75% 5/15/2030 (k)	EUR	100,000	115,650
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE 0.625% 3/24/2031 (k)	EUR	100,000	97,387
Utilities - 0.3%
Electric Utilities - 0.3%
EnBW International Finance BV 3.85% 5/23/2030 (k)	EUR	100,000	118,405
TOTAL GERMANY			336,190
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (c)		7,000	6,727
Kosmos Energy Ltd 7.75% 5/1/2027 (c)		6,000	5,211

TOTAL GHANA			11,938
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)		5,000	5,056
HONG KONG - 0.5%
Financials - 0.5%
Insurance - 0.5%
AIA Group Ltd 3.375% 4/7/2030 (c)		200,000	190,398
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (c)		4,000	3,689
TOTAL HONG KONG			194,087
IRELAND - 0.4%
Financials - 0.4%
Banks - 0.3%
AIB Group PLC 2.875% 5/30/2031 (b)(k)	EUR	100,000	113,175
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)		5,000	4,928
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (c)		7,000	6,958
GGAM Finance Ltd 6.875% 4/15/2029 (c)		7,000	7,131
GGAM Finance Ltd 8% 2/15/2027 (c)		19,000	19,551
GGAM Finance Ltd 8% 6/15/2028 (c)		7,000	7,354
			40,994
TOTAL IRELAND			159,097
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (c)(k)		2,000	1,971
Energean Israel Finance Ltd 5.375% 3/30/2028 (c)(k)		4,000	3,796
Energean Israel Finance Ltd 5.875% 3/30/2031 (c)(k)		2,000	1,836
Energean PLC 6.5% 4/30/2027 (c)		14,000	13,685

TOTAL ISRAEL			21,288
ITALY - 1.5%
Financials - 0.3%
Banks - 0.3%
Intesa Sanpaolo SpA 5.125% 8/29/2031 (k)	EUR	100,000	125,515
UniCredit SpA 5.459% 6/30/2035 (b)(c)		1,000	978
			126,493
Utilities - 1.2%
Electric Utilities - 0.8%
Enel Finance International NV 2.875% 4/11/2029 (k)	GBP	100,000	125,349
Enel Finance International NV 5.125% 6/26/2029 (c)		200,000	202,480
			327,829
Gas Utilities - 0.4%
Snam SpA 5% 5/28/2030 (c)		200,000	199,732
TOTAL UTILITIES			527,561

TOTAL ITALY			654,054
LUXEMBOURG - 0.3%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (c)		20,000	15,287
Altice France Holding SA 6% 2/15/2028 (c)		7,000	2,549
			17,836
Real Estate - 0.3%
Industrial REITs - 0.3%
Prologis International Funding II SA 4.375% 7/1/2036 (k)	EUR	100,000	117,288
TOTAL LUXEMBOURG			135,124
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (c)		4,000	4,016
MULTI-NATIONAL - 0.1%
Financials - 0.1%
Banks - 0.1%
European Investment Bank 0.5% 11/13/2037	EUR	50,000	41,470
NETHERLANDS - 1.3%
Financials - 1.0%
Banks - 1.0%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (k)	EUR	100,000	101,305
ING Groep NV 1.4% 7/1/2026 (b)(c)		200,000	199,431
ING Groep NV 4.5% 5/23/2029 (b)(k)	EUR	100,000	118,966
			419,702
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		140,000	121,170
TOTAL NETHERLANDS			540,872
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (c)		3,000	2,933
IHS Holding Ltd 6.25% 11/29/2028 (c)		1,000	965
IHS Holding Ltd 8.25% 11/29/2031 (c)		14,000	13,917

TOTAL NIGERIA			17,815
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 0.25% 2/23/2029 (b)(k)	EUR	100,000	106,146
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (c)		5,000	4,901
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (c)		15,000	14,928
TOTAL PANAMA			19,829
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.75% 1/24/2030 (c)		7,000	6,796
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (c)		4,000	2,900
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)		13,000	10,989
SPAIN - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Iberdrola Finanzas SA 3% 9/30/2031 (k)	EUR	100,000	113,313
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (c)		21,000	20,102
TOTAL SPAIN			133,415
SWITZERLAND - 0.3%
Financials - 0.3%
Insurance - 0.3%
Swiss Re Finance Luxembourg SA 2.534% 4/30/2050 (b)(k)	EUR	100,000	108,612
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (c)		9,000	8,245
Consolidated Energy Finance SA 5.625% 10/15/2028 (c)		1,000	807
			9,052
TOTAL SWITZERLAND			117,664
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)		21,000	21,347
UNITED KINGDOM - 2.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)		3,000	2,859
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC 3.25% 9/16/2033 (k)	EUR	100,000	113,042
Consumer Staples - 0.3%
Household Products - 0.3%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (k)	EUR	100,000	117,772
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (c)		21,000	23,154
Financials - 0.6%
Banks - 0.6%
Lloyds Banking Group PLC 3.875% 5/14/2032 (b)(k)	EUR	100,000	116,168
NatWest Group PLC 2.057% 11/9/2028 (b)(k)	GBP	100,000	125,694
			241,862
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca Finance LLC 1.75% 5/28/2028		140,000	130,580
Utilities - 0.9%
Electric Utilities - 0.5%
NGG Finance PLC 2.125% 9/5/2082 (b)(k)	EUR	100,000	110,469
SSE PLC 4% 9/5/2031 (k)	EUR	100,000	118,490
			228,959
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)		31,000	30,652
Water Utilities - 0.3%
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (k)	GBP	100,000	124,036
TOTAL UTILITIES			383,647

TOTAL UNITED KINGDOM			1,012,916
UNITED STATES - 26.2%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.7%
Level 3 Financing Inc 10% 10/15/2032 (c)		1,000	1,005
Level 3 Financing Inc 11% 11/15/2029 (c)		2,061	2,338
Level 3 Financing Inc 3.625% 1/15/2029 (c)		4,000	3,320
Level 3 Financing Inc 3.75% 7/15/2029 (c)		8,000	6,565
Level 3 Financing Inc 3.875% 10/15/2030 (c)		3,000	2,528
Level 3 Financing Inc 4% 4/15/2031 (c)		24,000	19,860
Level 3 Financing Inc 4.25% 7/1/2028 (c)		2,000	1,780
Level 3 Financing Inc 4.5% 4/1/2030 (c)		13,000	11,433
Lumen Technologies Inc 4.125% 4/15/2030 (c)		2,000	1,943
Lumen Technologies Inc 4.5% 1/15/2029 (c)		1,000	884
Verizon Communications Inc 5.05% 5/9/2033		250,000	250,331
			301,987
Entertainment - 0.3%
Walt Disney Co/The 2.65% 1/13/2031		140,000	127,553
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (c)		7,000	7,090
ZipRecruiter Inc 5% 1/15/2030 (c)		18,000	15,526
			22,616
Media - 1.1%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)		6,000	4,582
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)		33,000	28,487
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (c)		29,000	26,846
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (c)		12,000	11,876
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (c)		1,000	986
CCO Holdings LLC / CCO Holdings Capital Corp 5.5% 5/1/2026 (c)		13,000	12,968
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		10,000	10,046
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		22,000	22,902
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		12,000	12,554
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)		7,000	7,092
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (c)		20,000	20,947
CSC Holdings LLC 3.375% 2/15/2031 (c)		27,000	17,685
CSC Holdings LLC 4.625% 12/1/2030 (c)		20,000	9,200
DISH DBS Corp 5.125% 6/1/2029		12,000	7,889
DISH DBS Corp 7.375% 7/1/2028		3,000	2,061
EchoStar Corp 10.75% 11/30/2029		4,867	4,891
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		8,897	7,652
Univision Communications Inc 7.375% 6/30/2030 (c)		19,000	17,763
Univision Communications Inc 8% 8/15/2028 (c)		7,000	7,004
Univision Communications Inc 8.5% 7/31/2031 (c)		31,000	29,765
Warnermedia Holdings Inc 4.279% 3/15/2032		135,000	114,557
Warnermedia Holdings Inc 5.141% 3/15/2052		141,000	91,404
			469,157
TOTAL COMMUNICATION SERVICES			921,313

Consumer Discretionary - 2.4%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (c)		10,000	9,927
Automobiles - 0.2%
General Motors Co 5.4% 10/15/2029		40,000	40,287
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.1513% 10/15/2026 (b)(c)(d)		27,000	27,135
			67,422
Broadline Retail - 0.1%
CMG Media Corp 8.875% 6/18/2029 (c)		2,000	1,840
GrubHub Holdings Inc 5.5% 7/1/2027 (c)		5,000	4,613
Kohl's Corp 4.25% 7/17/2025		6,000	5,955
Nordstrom Inc 4.375% 4/1/2030		10,000	9,022
Wayfair LLC 7.25% 10/31/2029 (c)		34,000	33,114
Wayfair LLC 7.75% 9/15/2030 (c)		8,000	7,838
			62,382
Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/2027 (c)		19,000	18,710
StoneMor Inc 8.5% 5/15/2029 (c)		10,000	9,218
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)		10,000	9,976
			37,904
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp 5.75% 3/15/2030 (c)		24,000	24,057
Carnival Corp 5.875% 6/15/2031 (c)		10,000	10,006
Carnival Corp 6.125% 2/15/2033 (c)		12,000	12,032
CEC Entertainment LLC 6.75% 5/1/2026 (c)		8,000	7,870
ClubCorp Holdings Inc 8.5% 9/15/2025 (c)		15,000	14,625
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)		20,000	17,801
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)		7,000	7,047
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)		2,000	2,020
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (c)		7,000	7,108
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (c)		11,000	8,286
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (c)		2,000	2,004
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)		5,000	4,942
Royal Caribbean Cruises Ltd 6% 2/1/2033 (c)		5,000	5,018
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)		7,000	7,095
Yum! Brands Inc 4.625% 1/31/2032		18,000	17,069
			146,980
Household Durables - 0.1%
Beazer Homes USA Inc 7.5% 3/15/2031 (c)		7,000	6,868
LGI Homes Inc 7% 11/15/2032 (c)		5,000	4,643
Newell Brands Inc 6.375% 5/15/2030		7,000	6,569
Newell Brands Inc 6.625% 5/15/2032		2,000	1,845
Newell Brands Inc 6.875% 4/1/2036 (m)		1,000	918
Newell Brands Inc 7% 4/1/2046 (m)		7,000	5,692
Newell Brands Inc 8.5% 6/1/2028 (c)		4,000	4,138
Tri Pointe Homes Inc 5.25% 6/1/2027		6,000	5,941
Tri Pointe Homes Inc 5.7% 6/15/2028		2,000	1,993
			38,607
Specialty Retail - 1.3%
Carvana Co 11% 6/1/2030 pay-in-kind (b)(c)		3,383	3,567
Carvana Co 14% 6/1/2031 pay-in-kind (b)(c)		7,305	8,473
Carvana Co 4.875% 9/1/2029 (c)		5,000	4,450
Carvana Co 5.625% 10/1/2025 (c)		15,000	14,909
Carvana Co 9% 12/1/2028 pay-in-kind (b)(c)		3,842	3,948
Champions Financing Inc 8.75% 2/15/2029 (c)		4,000	3,726
Home Depot Inc/The 3.25% 4/15/2032		130,000	118,805
LBM Acquisition LLC 6.25% 1/15/2029 (c)		4,000	3,213
Lowe's Cos Inc 3.75% 4/1/2032		130,000	120,982
Lowe's Cos Inc 4.25% 4/1/2052		130,000	98,637
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		7,000	7,112
Staples Inc 10.75% 9/1/2029 (c)		9,000	8,148
Staples Inc 12.75% 1/15/2030 (c)		7,271	4,680
TJX Cos Inc/The 3.875% 4/15/2030		120,000	117,593
			518,243
Textiles, Apparel & Luxury Goods - 0.3%
Levi Strauss & Co 3.5% 3/1/2031 (c)		2,000	1,787
Tapestry Inc 3.05% 3/15/2032		140,000	122,167
			123,954
TOTAL CONSUMER DISCRETIONARY			1,005,419

Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)		10,000	9,728
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (c)		7,000	7,106
C&S Group Enterprises LLC 5% 12/15/2028 (c)		8,000	6,808
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)		14,000	14,595
Performance Food Group Inc 4.25% 8/1/2029 (c)		8,000	7,625
Performance Food Group Inc 6.125% 9/15/2032 (c)		7,000	7,056
US Foods Inc 5.75% 4/15/2033 (c)		7,000	6,877
			59,795
Food Products - 0.8%
General Mills Inc 2.25% 10/14/2031		290,000	248,710
Post Holdings Inc 4.625% 4/15/2030 (c)		8,000	7,571
Post Holdings Inc 6.25% 10/15/2034 (c)		7,000	6,914
Post Holdings Inc 6.25% 2/15/2032 (c)		7,000	7,117
Post Holdings Inc 6.375% 3/1/2033 (c)		19,000	18,861
			289,173
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (c)		12,000	12,099
TOTAL CONSUMER STAPLES			361,067

Energy - 0.8%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (c)		16,000	15,974
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)		4,000	4,021
Nabors Industries Inc 7.375% 5/15/2027 (c)		6,000	5,760
Nabors Industries Ltd 7.5% 1/15/2028 (c)		7,000	5,848
Oceaneering International Inc 6% 2/1/2028		20,000	19,731
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		5,000	4,998
			56,332
Oil, Gas & Consumable Fuels - 0.7%
California Resources Corp 7.125% 2/1/2026 (c)		8,000	7,993
California Resources Corp 8.25% 6/15/2029 (c)		18,000	18,033
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (c)		12,000	11,567
CNX Midstream Partners LP 4.75% 4/15/2030 (c)		9,000	8,343
CNX Resources Corp 6% 1/15/2029 (c)		8,000	7,942
CNX Resources Corp 7.25% 3/1/2032 (c)		12,000	12,229
CNX Resources Corp 7.375% 1/15/2031 (c)		7,000	7,167
CVR Energy Inc 8.5% 1/15/2029 (c)		12,000	11,713
Excelerate Energy LP 8% 5/15/2030 (c)		5,000	5,176
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		9,000	9,132
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		13,000	13,054
Global Partners LP / GLP Finance Corp 7% 8/1/2027		1,000	1,002
Kinetik Holdings LP 6.625% 12/15/2028 (c)		19,000	19,377
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)		4,000	3,857
Murphy Oil USA Inc 3.75% 2/15/2031 (c)		5,000	4,529
New Fortress Energy Inc 6.5% 9/30/2026 (c)		1,000	599
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)		12,000	12,049
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (c)		5,000	4,780
Rockies Express Pipeline LLC 6.75% 3/15/2033 (c)		5,000	5,150
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		39,000	37,362
Sunoco LP 6.25% 7/1/2033 (c)		7,000	7,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)		21,000	20,122
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)		16,000	15,978
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)		33,000	31,450
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (c)		5,000	5,222
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (c)		5,000	5,265
			286,091
TOTAL ENERGY			342,423

Financials - 5.4%
Banks - 2.5%
Bank of America Corp 2.687% 4/22/2032 (b)		70,000	61,822
Bank of America Corp 4.623% 5/9/2029 (b)		209,000	208,951
Bank of America Corp 5.015% 7/22/2033 (b)		168,000	167,417
Bank of America Corp 6.204% 11/10/2028 (b)		50,000	51,767
Citigroup Inc 4.91% 5/24/2033 (b)		90,000	88,475
Fifth Third Bancorp 4.895% 9/6/2030 (b)		50,000	50,120
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (c)		13,000	12,655
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (c)		12,000	12,351
JPMorgan Chase & Co 2.963% 1/25/2033 (b)		70,000	61,919
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		142,000	138,419
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		28,000	27,749
JPMorgan Chase & Co 5.103% 4/22/2031 (b)		27,000	27,392
JPMorgan Chase & Co 5.572% 4/22/2036 (b)		33,000	33,575
Santander Holdings USA Inc 5.807% 9/9/2026 (b)		35,000	35,069
Santander Holdings USA Inc 6.499% 3/9/2029 (b)		27,000	27,968
Western Alliance Bancorp 3% 6/15/2031 (b)		9,000	8,309
			1,013,958
Capital Markets - 1.2%
Coinbase Global Inc 3.625% 10/1/2031 (c)		2,000	1,741
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		109,000	96,267
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (b)		130,000	127,675
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (c)		5,000	5,128
Morgan Stanley 2.943% 1/21/2033 (b)		70,000	61,510
Morgan Stanley 4.889% 7/20/2033 (b)		68,000	66,983
Morgan Stanley 5.192% 4/17/2031 (b)		25,000	25,365
Morgan Stanley 5.664% 4/17/2036 (b)		20,000	20,326
State Street Corp 3.031% 11/1/2034 (b)		130,000	118,502
			523,497
Consumer Finance - 0.5%
Ally Financial Inc 5.737% 5/15/2029 (b)		140,000	141,372
Ally Financial Inc 6.646% 1/17/2040 (b)		7,000	6,722
Encore Capital Group Inc 8.5% 5/15/2030 (c)		12,000	12,720
Navient Corp 7.875% 6/15/2032		5,000	5,043
OneMain Finance Corp 3.5% 1/15/2027		1,000	969
OneMain Finance Corp 3.875% 9/15/2028		39,000	36,569
OneMain Finance Corp 6.625% 5/15/2029		7,000	7,078
OneMain Finance Corp 7.125% 11/15/2031		7,000	7,106
OneMain Finance Corp 7.125% 9/15/2032 (l)		5,000	5,031
PRA Group Inc 8.875% 1/31/2030 (c)		4,000	4,099
SLM Corp 6.5% 1/31/2030		4,000	4,125
			230,834
Financial Services - 0.2%
Block Inc 3.5% 6/1/2031		49,000	44,276
Block Inc 6.5% 5/15/2032		10,000	10,220
Clue Opco LLC 9.5% 10/15/2031 (c)		2,000	2,059
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		1,000	991
NFE Financing LLC 12% 11/15/2029 (c)		12,548	5,383
Saks Global Enterprises LLC 11% 12/15/2029 (c)		8,000	3,840
Walker & Dunlop Inc 6.625% 4/1/2033 (c)		7,000	7,088
WEX Inc 6.5% 3/15/2033 (c)		7,000	6,923
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)		7,000	7,285
			88,065
Insurance - 0.9%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)		9,000	8,904
Equitable Financial Life Global Funding 1.3% 7/12/2026 (c)		200,000	193,147
Marsh & McLennan Cos Inc 2.375% 12/15/2031		210,000	181,089
			383,140
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Starwood Property Trust Inc 3.625% 7/15/2026 (c)		2,000	1,953
Starwood Property Trust Inc 6% 4/15/2030 (c)		7,000	6,980
Starwood Property Trust Inc 6.5% 10/15/2030 (c)		12,000	12,144
Starwood Property Trust Inc 6.5% 7/1/2030 (c)		7,000	7,099
Starwood Property Trust Inc 7.25% 4/1/2029 (c)		12,000	12,475
			40,651
TOTAL FINANCIALS			2,280,145

Health Care - 2.6%
Biotechnology - 0.6%
Amgen Inc 3% 2/22/2029		260,000	246,621
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)		9,000	6,817
			253,438
Health Care Equipment & Supplies - 0.0%
Insulet Corp 6.5% 4/1/2033 (c)		7,000	7,198
Health Care Providers & Services - 1.4%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (c)		7,000	7,133
AMN Healthcare Inc 4% 4/15/2029 (c)		12,000	11,026
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)		57,000	48,789
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)		12,000	10,807
CHS/Community Health Systems Inc 6.125% 4/1/2030 (c)		6,000	4,635
Cigna Group/The 3.4% 3/15/2051		150,000	97,378
CVS Health Corp 6.75% 12/10/2054 (b)		40,000	38,936
CVS Health Corp 7% 3/10/2055 (b)		24,000	24,174
DaVita Inc 3.75% 2/15/2031 (c)		24,000	21,257
DaVita Inc 6.75% 7/15/2033 (c)		5,000	5,052
DaVita Inc 6.875% 9/1/2032 (c)		12,000	12,190
Encompass Health Corp 4.625% 4/1/2031		12,000	11,442
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)		6,000	5,976
Humana Inc 3.7% 3/23/2029		130,000	124,877
ModivCare Inc 5% 10/1/2029 (c)		2,000	99
Molina Healthcare Inc 6.25% 1/15/2033 (c)		14,000	13,977
Owens & Minor Inc 10% 4/15/2030 (c)		8,000	8,356
Owens & Minor Inc 4.5% 3/31/2029 (c)		2,000	1,635
Owens & Minor Inc 6.625% 4/1/2030 (c)		14,000	11,856
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)		14,000	13,553
Prime Healthcare Services Inc 9.375% 9/1/2029 (c)		5,000	5,079
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(c)		7,600	7,638
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(c)		1,048	1,012
Tenet Healthcare Corp 6.125% 10/1/2028		67,000	67,097
Tenet Healthcare Corp 6.125% 6/15/2030		7,000	7,063
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)		10,000	10,164
			571,201
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (c)		2,000	1,993
IQVIA Inc 5% 5/15/2027 (c)		9,000	8,943
			10,936
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)		3,000	2,779
Charles River Laboratories International Inc 4.25% 5/1/2028 (c)		45,000	43,223
			46,002
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co 2.95% 3/15/2032		70,000	62,581
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)		23,000	19,326
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (c)		5,000	4,652
Zoetis Inc 2% 5/15/2030		140,000	124,289
			210,848
TOTAL HEALTH CARE			1,099,623

Industrials - 2.1%
Aerospace & Defense - 0.1%
ATI Inc 4.875% 10/1/2029		20,000	19,400
ATI Inc 7.25% 8/15/2030		7,000	7,330
TransDigm Inc 6% 1/15/2033 (c)		7,000	6,927
TransDigm Inc 6.375% 3/1/2029 (c)		7,000	7,114
TransDigm Inc 6.375% 5/31/2033 (c)		5,000	4,940
			45,711
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (c)		17,000	16,752
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (c)		5,000	5,178
			21,930
Building Products - 0.4%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (c)		7,000	7,086
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (b)(c)		6,000	5,701
Builders FirstSource Inc 6.375% 3/1/2034 (c)		7,000	6,974
Builders FirstSource Inc 6.75% 5/15/2035 (c)		10,000	10,057
Carrier Global Corp 2.493% 2/15/2027		130,000	125,951
Carrier Global Corp 5.9% 3/15/2034		3,000	3,152
Carrier Global Corp 6.2% 3/15/2054		2,000	2,114
Cornerstone Building Brands Inc 6.125% 1/15/2029 (c)		8,000	5,807
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (c)		5,000	4,010
			170,852
Commercial Services & Supplies - 0.3%
Artera Services LLC 8.5% 2/15/2031 (c)		34,000	28,893
Brand Industrial Services Inc 10.375% 8/1/2030 (c)		31,000	27,805
Neptune Bidco US Inc 9.29% 4/15/2029 (c)		10,000	9,463
OT Midco Inc 10% 2/15/2030 (c)		8,000	6,665
Reworld Holding Corp 4.875% 12/1/2029 (c)		48,000	45,448
			118,274
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/2027		24,000	23,979
Electrical Equipment - 0.1%
Atkore Inc 4.25% 6/1/2031 (c)		10,000	9,083
Sensata Technologies BV 4% 4/15/2029 (c)		10,000	9,387
WESCO Distribution Inc 6.375% 3/15/2033 (c)		7,000	7,130
			25,600
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (c)		5,000	5,037
Industrial Conglomerates - 0.7%
Honeywell International Inc 1.75% 9/1/2031		140,000	117,781
Trane Technologies Financing Ltd 3.8% 3/21/2029		130,000	127,727
Trane Technologies Financing Ltd 5.25% 3/3/2033		50,000	51,061
			296,569
Machinery - 0.4%
Chart Industries Inc 9.5% 1/1/2031 (c)		7,000	7,459
Enpro Inc 6.125% 6/1/2033 (c)		5,000	5,037
Otis Worldwide Corp 2.565% 2/15/2030		140,000	127,678
Terex Corp 6.25% 10/15/2032 (c)		12,000	11,801
			151,975
Passenger Airlines - 0.0%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)		7,000	6,924
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/6/2030 pay-in-kind (b)(c)		1,261	977
			7,901
Trading Companies & Distributors - 0.1%
Foundation Building Materials Inc 6% 3/1/2029 (c)		3,000	2,555
Herc Holdings Escrow Inc 7% 6/15/2030 (c)(l)		10,000	10,303
Herc Holdings Escrow Inc 7.25% 6/15/2033 (c)(l)		5,000	5,146
QXO Building Products Inc 6.75% 4/30/2032 (c)		15,000	15,380
United Rentals North America Inc 6.125% 3/15/2034 (c)		7,000	7,095
			40,479
TOTAL INDUSTRIALS			908,307

Information Technology - 1.2%
Communications Equipment - 0.0%
Viasat Inc 6.5% 7/15/2028 (c)		3,000	2,754
Viasat Inc 7.5% 5/30/2031 (c)		3,000	2,393
			5,147
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 6.2% 7/15/2030		110,000	116,511
Insight Enterprises Inc 6.625% 5/15/2032 (c)		7,000	7,133
TTM Technologies Inc 4% 3/1/2029 (c)		4,000	3,801
			127,445
IT Services - 0.1%
CoreWeave Inc 9.25% 6/1/2030 (c)		9,000	8,990
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)		32,000	29,870
			38,860
Semiconductors & Semiconductor Equipment - 0.5%
Entegris Inc 3.625% 5/1/2029 (c)		41,000	38,234
Entegris Inc 5.95% 6/15/2030 (c)		31,000	31,017
Micron Technology Inc 2.703% 4/15/2032		140,000	119,339
ON Semiconductor Corp 3.875% 9/1/2028 (c)		23,000	21,967
Wolfspeed Inc 7.9583% 6/23/2030 (c)(g)(i)(m)		5,014	4,826
			215,383
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (c)		4,000	4,206
Cloud Software Group Inc 9% 9/30/2029 (c)		23,000	23,543
Elastic NV 4.125% 7/15/2029 (c)		21,000	19,691
Fair Isaac Corp 6% 5/15/2033 (c)		10,000	9,981
Gen Digital Inc 6.25% 4/1/2033 (c)		7,000	7,077
Gen Digital Inc 7.125% 9/30/2030 (c)		14,000	14,451
Rackspace Finance LLC 3.5% 5/15/2028 (c)		3,340	1,202
UKG Inc 6.875% 2/1/2031 (c)		7,000	7,213
			87,364
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (c)		5,000	5,009
Seagate HDD Cayman 4.125% 1/15/2031		8,000	7,415
Seagate HDD Cayman 5.75% 12/1/2034		4,000	3,927
Seagate HDD Cayman 8.25% 12/15/2029		7,000	7,462
Western Digital Corp 2.85% 2/1/2029		8,000	7,311
Western Digital Corp 3.1% 2/1/2032		9,000	7,770
			38,894
TOTAL INFORMATION TECHNOLOGY			513,093

Materials - 0.7%
Chemicals - 0.4%
Celanese US Holdings LLC 6.5% 4/15/2030		7,000	7,054
Celanese US Holdings LLC 6.75% 4/15/2033		7,000	6,813
Chemours Co/The 4.625% 11/15/2029 (c)		40,000	32,721
GPD Cos Inc 10.125% 4/1/2026 (c)		4,000	3,845
International Flavors & Fragrances Inc 2.3% 11/1/2030 (c)		74,000	64,493
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(c)		9,383	8,316
Mativ Holdings Inc 8% 10/1/2029 (c)		5,000	4,265
Olin Corp 5% 2/1/2030		7,000	6,625
Olin Corp 6.625% 4/1/2033 (c)		19,000	18,187
Olympus Water US Holding Corp 6.25% 10/1/2029 (c)		25,000	23,207
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)		4,000	4,194
			179,720
Construction Materials - 0.1%
Quikrete Holdings Inc 6.375% 3/1/2032 (c)		19,000	19,307
Quikrete Holdings Inc 6.75% 3/1/2033 (c)		7,000	7,103
			26,410
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)		28,000	24,840
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)		2,000	2,005
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (c)		7,000	7,074
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)		4,000	4,091
Crown Americas LLC / Crown Americas Capital Corp VI 4.75% 2/1/2026		13,000	12,992
Crown Americas LLC 5.875% 6/1/2033 (c)		5,000	4,965
Graphic Packaging International LLC 6.375% 7/15/2032 (c)		8,000	8,012
Sealed Air Corp 6.5% 7/15/2032 (c)		12,000	12,290
			76,269
Metals & Mining - 0.0%
Novelis Corp 3.25% 11/15/2026 (c)		3,000	2,943
TOTAL MATERIALS			285,342

Real Estate - 3.2%
Diversified REITs - 0.6%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)		45,000	40,995
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)		18,000	19,096
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)		1,000	943
WP Carey Inc 2.45% 2/1/2032		220,000	184,939
			245,973
Health Care REITs - 0.5%
Alexandria Real Estate Equities Inc 2% 5/18/2032		220,000	177,525
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		7,000	5,306
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		29,000	25,277
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)		7,000	7,175
Omega Healthcare Investors Inc 3.25% 4/15/2033		4,000	3,381
			218,664
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (c)(l)		5,000	5,085
Industrial REITs - 0.4%
Prologis LP 2.875% 11/15/2029		200,000	186,645
Office REITs - 1.1%
Boston Properties LP 2.45% 10/1/2033		220,000	172,468
Boston Properties LP 6.75% 12/1/2027		19,000	19,824
COPT Defense Properties LP 2% 1/15/2029		150,000	134,382
Hudson Pacific Properties LP 5.95% 2/15/2028		122,000	104,890
			431,564
Real Estate Management & Development - 0.4%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (c)		2,400	2,192
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (c)		10,000	8,200
CBRE Services Inc 2.5% 4/1/2031		140,000	122,137
Forestar Group Inc 6.5% 3/15/2033 (c)		7,000	6,941
Howard Hughes Corp/The 4.375% 2/1/2031 (c)		12,000	10,897
Taylor Morrison Communities Inc 5.125% 8/1/2030 (c)		23,000	22,425
			172,792
Retail REITs - 0.2%
Brixmor Operating Partnership LP 5.75% 2/15/2035		90,000	90,943
Specialized REITs - 0.0%
Iron Mountain Inc 4.875% 9/15/2027 (c)		12,000	11,858
TOTAL REAL ESTATE			1,363,524

Utilities - 4.7%
Electric Utilities - 2.3%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		190,000	181,032
DPL Inc 4.35% 4/15/2029		38,000	36,573
Duke Energy Carolinas LLC 3.95% 11/15/2028		170,000	168,153
Edison International 6.25% 3/15/2030		2,000	2,025
Edison International 7.875% 6/15/2054 (b)		10,000	9,621
Edison International 8.125% 6/15/2053 (b)		7,000	6,915
Northern States Power Co/MN 2.25% 4/1/2031		210,000	186,766
NRG Energy Inc 5.75% 7/15/2029 (c)		20,000	19,785
NRG Energy Inc 6% 2/1/2033 (c)		7,000	6,937
NRG Energy Inc 6.25% 11/1/2034 (c)		7,000	7,002
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		130,000	123,328
PG&E Corp 5% 7/1/2028		5,000	4,879
PG&E Corp 7.375% 3/15/2055 (b)		16,000	15,667
Wisconsin Electric Power Co 4.75% 9/30/2032		160,000	160,026
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (c)		2,000	1,935
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)		21,000	21,103
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (c)		7,000	7,310
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (c)		7,000	7,343
			966,400
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp/The 1.375% 1/15/2026		140,000	136,821
AES Corp/The 2.45% 1/15/2031		228,000	194,960
AES Corp/The 6.95% 7/15/2055 (b)		17,000	16,129
Sunnova Energy Corp 5.875% 9/1/2026 (c)		6,000	1,785
TerraForm Power Operating LLC 4.75% 1/15/2030 (c)		43,000	40,532
			390,227
Multi-Utilities - 1.5%
Dominion Energy Inc 2.25% 8/15/2031		220,000	188,489
NiSource Inc 1.7% 2/15/2031		230,000	194,419
NiSource Inc 5.35% 4/1/2034		70,000	70,228
Puget Energy Inc 4.224% 3/15/2032		190,000	175,076
			628,212
Water Utilities - 0.0%
Aris Water Holdings LLC 7.25% 4/1/2030 (c)		7,000	7,038
TOTAL UTILITIES			1,991,877

TOTAL UNITED STATES			11,072,133
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (c)		10,000	9,877
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $16,018,345)			15,749,653

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica Europe BV 2.502% (b)(k)(n)	EUR	100,000	111,118
UNITED STATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.625% (b)(n)		5,000	5,019
Energy Transfer LP Series G, 7.125% (b)(n)		1,000	1,007
			6,026
Financials - 0.1%
Banks - 0.0%
BW Real Estate Inc 9.5% (b)(c)(n)		7,000	7,109
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (b)(n)		1,000	876
Ally Financial Inc 4.7% (b)(n)		23,000	21,780
			22,656
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(i)(n)		2,056	2,087
TOTAL FINANCIALS			31,852

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (b)(c)(n)		2,000	2,008
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (b)(n)		2,000	1,806
TOTAL UNITED STATES			41,692
TOTAL PREFERRED SECURITIES (Cost $142,196)			152,810

U.S. Government Agency - Mortgage Securities - 21.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.1%
Fannie Mae 2.5% 1/1/2052	28,246	23,192
Fannie Mae 2.5% 6/1/2052	105,982	87,882
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	34,259	31,172
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	44,002	37,529
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	64,501	50,955
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	291,195	226,858
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	52,161	40,832
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	42,252	34,587
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	42,340	34,659
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	40,917	33,674
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	32,635	26,949
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	149,997	129,071
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	18,614	15,994
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	17,432	14,977
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	72,952	62,683
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	41,118	35,318
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	46,590	41,015
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	19,137	16,443
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	92,532	84,099
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	53,144	47,737
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	21,414	19,885
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	39,273	36,409
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	195,873	189,836
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	40,512	39,798
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	42,144	40,954
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	92,067	91,432
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	48,021	47,675
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	264,014	261,699
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	72,626	74,647
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	48,874	49,913
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	79,392	80,354
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	47,891	48,472
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	96,195	97,331
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	15,488	15,922
Freddie Mac Gold Pool 1.5% 4/1/2051	109,866	81,194
Freddie Mac Gold Pool 2% 11/1/2050	53,470	41,890
Freddie Mac Gold Pool 2% 3/1/2051	84,451	66,268
Freddie Mac Gold Pool 2% 7/1/2035	73,261	66,798
Freddie Mac Gold Pool 2.5% 12/1/2051	85,539	70,021
Freddie Mac Gold Pool 2.5% 3/1/2050	19,072	15,748
Freddie Mac Gold Pool 2.5% 4/1/2047	44,951	37,302
Freddie Mac Gold Pool 2.5% 7/1/2036	55,379	51,408
Freddie Mac Gold Pool 2.5% 8/1/2052	88,619	72,432
Freddie Mac Gold Pool 3% 1/1/2052	19,320	16,601
Freddie Mac Gold Pool 3% 5/1/2035	103,207	98,221
Freddie Mac Gold Pool 3% 6/1/2052	19,979	17,120
Freddie Mac Gold Pool 4% 10/1/2052	37,573	34,869
Freddie Mac Gold Pool 4% 2/1/2053	90,594	83,960
Freddie Mac Gold Pool 4% 5/1/2050	20,792	19,274
Freddie Mac Gold Pool 4.5% 11/1/2052	129,058	122,185
Freddie Mac Gold Pool 4.5% 9/1/2053	70,330	66,430
Freddie Mac Gold Pool 5% 12/1/2052	40,945	40,096
Freddie Mac Gold Pool 5.5% 1/1/2055	39,437	39,571
Freddie Mac Gold Pool 5.5% 3/1/2055	124,988	123,814
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	51,107	53,225
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	47,323	49,357
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	23,874	25,036
Ginnie Mae I Pool 4% 10/20/2052	89,171	82,328
Ginnie Mae I Pool 4.5% 4/20/2053	89,820	85,151
Ginnie Mae I Pool 5% 10/20/2054	49,444	48,000
Ginnie Mae II Pool 2% 1/20/2051	89,646	72,055
Ginnie Mae II Pool 2% 10/20/2050	91,297	73,382
Ginnie Mae II Pool 2% 11/20/2050	45,981	36,958
Ginnie Mae II Pool 2% 2/20/2051	19,596	15,751
Ginnie Mae II Pool 2% 2/20/2052	163,342	131,290
Ginnie Mae II Pool 2% 3/20/2052	70,028	56,308
Ginnie Mae II Pool 2% 6/1/2055 (l)	50,000	40,171
Ginnie Mae II Pool 2.5% 5/20/2052	138,826	116,465
Ginnie Mae II Pool 2.5% 8/20/2051	185,144	155,294
Ginnie Mae II Pool 3% 6/1/2055 (l)	250,000	217,874
Ginnie Mae II Pool 3.5% 6/1/2055 (l)	175,000	155,766
Ginnie Mae II Pool 3.5% 7/1/2055 (l)	150,000	133,461
Ginnie Mae II Pool 5% 6/1/2055 (l)	150,000	145,550
Ginnie Mae II Pool 5.5% 6/1/2055 (l)	250,000	248,285
Ginnie Mae II Pool 5.5% 7/1/2055 (l)	250,000	248,051
Ginnie Mae II Pool 6% 6/1/2055 (l)	300,000	302,914
Ginnie Mae II Pool 6% 7/1/2055 (l)	300,000	302,457
Ginnie Mae II Pool 6.5% 6/1/2055 (l)	200,000	204,277
Ginnie Mae II Pool 6.5% 7/1/2055 (l)	200,000	204,136
Uniform Mortgage Backed Securities 2% 6/1/2040 (l)	300,000	270,926
Uniform Mortgage Backed Securities 2% 6/1/2055 (l)	900,000	699,574
Uniform Mortgage Backed Securities 2% 7/1/2055 (l)	700,000	544,414
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (l)	350,000	285,236
Uniform Mortgage Backed Securities 3% 6/1/2055 (l)	50,000	42,562
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (l)	100,000	88,703
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (l)	75,000	66,513
Uniform Mortgage Backed Securities 6% 6/1/2055 (l)	250,000	252,510
Uniform Mortgage Backed Securities 6% 7/1/2055 (l)	125,000	126,094
TOTAL UNITED STATES		8,915,229
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,983,612)		8,915,229

U.S. Treasury Obligations - 34.9%
	Yield (%) (o)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.81	1,950,000	1,161,164
US Treasury Bonds 2.25% 5/15/2041 (p)	3.80 to 4.31	60,000	42,708
US Treasury Bonds 2.875% 5/15/2052	3.07 to 3.19	250,000	171,748
US Treasury Bonds 3.25% 5/15/2042	3.24	200,000	162,234
US Treasury Bonds 3.375% 8/15/2042	3.46 to 4.28	700,000	576,215
US Treasury Bonds 4% 11/15/2042	3.84	100,000	89,543
US Treasury Bonds 4.125% 8/15/2053	4.18	100,000	87,434
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	645,000	576,091
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	325,500	291,068
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.78	531,000	495,655
US Treasury Bonds 4.625% 2/15/2055	4.54	258,000	246,101
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.66	571,000	543,141
US Treasury Bonds 4.75% 5/15/2055	4.92 to 4.95	159,000	154,926
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	1,445,000	1,360,276
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.00	663,000	644,897
US Treasury Notes 3.75% 12/31/2030	4.08	940,000	926,377
US Treasury Notes 3.75% 8/31/2031	3.62 to 3.65	310,000	303,861
US Treasury Notes 3.875% 8/15/2033	4.52 to 4.66	500,000	486,367
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	916,000	882,283
US Treasury Notes 4% 1/31/2029	4.02 to 4.05	350,000	351,080
US Treasury Notes 4% 2/15/2034	4.27 to 4.57	255,000	249,153
US Treasury Notes 4% 4/30/2032	4.00 to 4.29	891,000	882,229
US Treasury Notes 4% 6/30/2028	4.04 to 4.25	150,000	150,586
US Treasury Notes 4% 7/31/2029	3.83	300,000	300,792
US Treasury Notes 4.125% 2/29/2032	4.19	170,000	169,708
US Treasury Notes 4.125% 7/31/2031	3.77 to 3.82	326,000	326,414
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.49	546,000	540,625
US Treasury Notes 4.25% 6/30/2029	4.35	15,000	15,184
US Treasury Notes 4.25% 6/30/2031	4.25	222,000	223,856
US Treasury Notes 4.375% 1/31/2032	4.43 to 4.46	205,000	207,659
US Treasury Notes 4.375% 11/30/2030	3.91 to 4.35	913,000	928,300
US Treasury Notes 4.375% 5/15/2034	4.29 to 4.30	100,000	100,281
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.24	580,000	590,704
US Treasury Notes 4.625% 9/30/2030	5.01	300,000	308,754
US Treasury Notes 4.875% 10/31/2030	4.91	200,000	208,211
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,773,744)			14,755,625

Money Market Funds - 6.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q) (Cost $2,900,439)	4.32	2,899,859	2,900,439

TOTAL INVESTMENT IN SECURITIES - 110.0% (Cost $47,873,100)	46,517,970
NET OTHER ASSETS (LIABILITIES) - (10.0)%	(4,229,815)
NET ASSETS - 100.0%	42,288,155

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3.5% 6/1/2055	(150,000)	(133,514)
Ginnie Mae II Pool 5.5% 6/1/2055	(250,000)	(248,285)
Ginnie Mae II Pool 6% 6/1/2055	(300,000)	(302,914)
Ginnie Mae II Pool 6.5% 6/1/2055	(200,000)	(204,277)
Uniform Mortgage Backed Securities 2% 6/1/2055	(700,000)	(544,113)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(75,000)	(66,527)
Uniform Mortgage Backed Securities 6% 6/1/2055	(175,000)	(176,757)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,676,387)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,671,052)		(1,676,387)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year Ultra US Treasury Bond Contracts (United States)	2	Sep 2025	225,625	3,686	3,686
CBOT 2 Year US Treasury Note Contracts (United States)	1	Sep 2025	207,516	412	412
CBOT 5 Year US Treasury Note Contracts (United States)	7	Sep 2025	758,133	5,719	5,719
CBOT US Treasury Long Bond Contracts (United States)	1	Sep 2025	113,125	2,706	2,706

TOTAL PURCHASED					12,523

Sold

Interest Rate Contracts
Eurex Deutschland Contracts (Germany)	3	Sep 2025	402,392	(447)	(447)
Eurex Deutschland Contracts (Germany)	2	Sep 2025	297,533	(798)	(798)
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	1	Sep 2025	123,256	(1,340)	(1,340)

TOTAL SOLD					(2,585)

TOTAL FUTURES CONTRACTS					9,938
The notional amount of futures purchased as a percentage of Net Assets is 3.1%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	10,000	USD	11,352	Bank of America NA	6/03/25	3
EUR	60,000	USD	68,440	BNP Paribas SA	7/08/25	(157)
EUR	5,000	USD	5,650	Bank of America NA	7/08/25	41
EUR	4,000	USD	4,508	Brown Brothers Harriman & Co	7/08/25	45
USD	15,928	EUR	14,000	Bank of America NA	7/08/25	(4)
USD	2,440,562	EUR	2,143,000	Goldman Sachs Bank USA	7/08/25	1,726
USD	229,043	GBP	171,000	BNP Paribas SA	7/08/25	(1,391)
USD	253,726	GBP	188,000	JPMorgan Chase Bank NA	7/08/25	383

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						646
Unrealized Appreciation						2,198
Unrealized Depreciation						(1,552)

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,713,762 or 18.2% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,568 and $3,441, respectively.

(h)	Non-income producing
(i)	Level 3 security
(j)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(k)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,769,015 or 6.5% of net assets.

(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(p)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $42,708.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,607,924	9,609,119	11,316,604	107,898	-	-	2,900,439	2,899,859	0.0%
Total	4,607,924	9,609,119	11,316,604	107,898	-	-	2,900,439

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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